Share warrants - Schedule of Fair Value of Private Warrants Determined using Black-Scholes Option Pricing Model (Detail)			12 Months Ended
	Mar. 31, 2022 yr $ / shares	Aug. 23, 2021 yr $ / shares	Mar. 31, 2022 ₨ / shares	Mar. 31, 2021 ₨ / shares	Mar. 31, 2020 ₨ / shares
Disclosure of reserves within equity [line items]
Share price | ₨ / shares			₨ 606.96	₨ 471	₨ 415
Volatility (%)				22.00%	23.00%
Risk-free interest rate					6.53%
Private Warrants
Disclosure of reserves within equity [line items]
Share price | $ / shares	$ 8.88	$ 10.5
Volatility (%)	39.41%	28.10%
Risk-free interest rate	2.00%	1.00%
Expected warrant life (in years) | yr	4.50	5.31